Share-based compensation - Schedule of company’s share options outstanding (Details)	6 Months Ended
Jun. 30, 2025 exercisable $ / shares shares
Exercise price 154.39
Share-based compensation - Schedule of company’s share options outstanding (Details) [Line Items]
Options outstanding, Exercise price (in Shares) | shares	154.39
Number outstanding	$ 228
Weighted average remaining contractual life [years]	7 months 28 days
Options exercisable, Exercise price	$ 154.39
Number exercisable (in exercisable) | exercisable	228
Exercise price 154.39
Share-based compensation - Schedule of company’s share options outstanding (Details) [Line Items]
Options outstanding, Exercise price (in Shares) | shares	156.55
Number outstanding	$ 228
Weighted average remaining contractual life [years]	8 months 23 days
Options exercisable, Exercise price	$ 156.55
Number exercisable (in exercisable) | exercisable	228
Exercise price 5.60
Share-based compensation - Schedule of company’s share options outstanding (Details) [Line Items]
Options outstanding, Exercise price (in Shares) | shares	5.6
Number outstanding	$ 12,500
Weighted average remaining contractual life [years]	1 year 2 months 8 days
Options exercisable, Exercise price	$ 5.6
Number exercisable (in exercisable) | exercisable	8,333
Exercise price 9.90
Share-based compensation - Schedule of company’s share options outstanding (Details) [Line Items]
Options outstanding, Exercise price (in Shares) | shares	9.9
Number outstanding	$ 50,000
Weighted average remaining contractual life [years]	1 year 8 months 26 days
Options exercisable, Exercise price	$ 9.9
Number exercisable (in exercisable) | exercisable	50,000
Exercise price 8.85
Share-based compensation - Schedule of company’s share options outstanding (Details) [Line Items]
Options outstanding, Exercise price (in Shares) | shares	10.1
Number outstanding	$ 62,956
Weighted average remaining contractual life [years]	1 year 7 months 13 days
Options exercisable, Exercise price	$ 10.42
Number exercisable (in exercisable) | exercisable	58,789